CONSTRUCTION IN PROGRESS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Construction In Progress [Abstract]
Construction in Progress Disclosure [Text Block]
11.	CONSTRUCTION IN PROGRESS

	June 30, 2013	December 31, 2012

Construction in progress
- Oven room for production of dried flowers	$828,905	$828,905
- Office, warehouse and organic fertilizer plant in H S A	10,450,518	10,450,518
- Organic fertilizer and bread grass production plant and office buildingin SJAP	13,228,105	7,921,105
- Rangeland for beef cattle and office building in Enping	5,291,982	5,291,982
- Cattle houses, office building and staff quarter in SJAP	8,289,632	-
	$38,089,142	$24,492,510

14.	CONSTRUCTION IN PROGRESS
	2012	2011

Construction in progress
- Oven room for production of dried flowers	$828,905	$826,359
- Office, warehouse and organic fertilizer plant in HSA	10,450,518	26,646
- Organic fertilizer and bread grass production plant and office building	7,921,105	2,724,864
- rangeland for beef cattle and office building	5,291,982	-
	$24,492,510	$3,577,869